CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Apr. 30, 2012	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Allowance for doubtful accounts (in dollars)	$ 1,237	$ 5,837	$ 9,329	$ 20,761
Inventory valuation reserve (in dollars)	$ 75,213	$ 31,657	$ 37,814	$ 42,381
Common stock, par value (in dollars per share)	$ 0.008	$ 0.008	$ 0.008	$ 0.001
Common stock, shares authorized	125,000,000	125,000,000	125,000,000	1,000,000,000
Common stock, shares issued	9,790,760	9,790,760	6,572,181	51,750,000
Common stock, shares outstanding	9,790,760	9,790,760	6,572,181	51,750,000
Series Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,400,000	9,400,000	9,400,000	9,400,000
Preferred stock, shares issued	7,050,000	9,400,000	9,400,000	0
Preferred stock, shares outstanding	7,050,000	9,400,000	9,400,000	0
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.008	$ 0.008	$ 0.008	$ 0.001
Preferred stock, shares authorized	325,000	325,000	325,000	2,600,000
Preferred stock, shares issued	262,500	262,500	325,000	2,600,000
Preferred stock, shares outstanding	262,500	262,500	325,000	2,600,000